Investments - Narrative (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities, gross unrealized gain (loss)	$ 0.0	$ 0.0